Stock Options (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 23, 2018	Dec. 31, 2019	Dec. 31, 2018
Stock options (Textual)
Reserved shares under stock incentive plan		2,400,000
Number of Options, Granted	2,400,000
Weighted-Average Exercise Price, Granted	$ 0.40
Stock based compensation cost			$ 456,000
Share based compensation expiration date	Feb. 23, 2023
Outstanding options		$ 2,400,000
Remaining life of Options		3 years 1 month 24 days
Rick Havenstrite [Member]
Stock options (Textual)
Number of Options, Granted	1,000,000
Howard Crosby [Member]
Stock options (Textual)
Number of Options, Granted	1,000,000
John Ryan [Member]
Stock options (Textual)
Number of Options, Granted	200,000
Linde Havenstrite [Member]
Stock options (Textual)
Number of Options, Granted	200,000